Short-term Bank Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-term Bank Borrowings
Weighted average interest rate	1.20%	1.62%
Current Ratio maximum	70
Current Ratio minimum	0.8
The PRC domestic commercial banks
Short-term Bank Borrowings
Short-term bank borrowings	¥ 9,513,958	¥ 7,765,990